Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2026
Schedule of groups investments in associates and joint ventures
	06.30.2026	06.30.2025
Beginning of the year	237,881	240,853
Sale of interest in associates	-	(4,991)
Capital contributions (Note 30)	-	47
Share of profit	39,134	37,292
Currency translation adjustment	(436)	128
Dividends (Note 30)	(13,373)	(35,716)
Transfers from/to financial assets (ii)	-	466
Decrease of interest (iii)	-	(198)
End of the year (i)	263,206	237,881

Schedule of additional information related to the groups investment
	% ownership interest		Value of Group’s interest in equity		Group’s interest in comprehensive income / (loss)
Name of the entity	06.30.2026	06.30.2025	06.30.2026	06.30.2025	06.30.2026	06.30.2025	06.30.2024
Associates and joint ventures
New Lipstick	49.96%	49.96%	3,248	1,966	1,281	(45)	(57)
BHSA (1)	29.12%	29.12%	190,441	178,740	15,784	18,215	54,463
BACS	37.72%	37.72%	15,532	14,749	784	601	4,416
Nuevo Puerto Santa Fe	50.00%	50.00%	9,755	11,356	1,399	3,587	544
La Rural SA	50.00%	50.00%	37,836	28,070	16,055	14,924	14,081
GCDI	-	-	-	-	-	693	(10,574)
Other joint ventures	N/A	N/A	6,394	3,000	3,395	(555)	349
Total associates and joint ventures			263,206	237,881	38,698	37,420	63,222

Schedule of financial information of the joint ventures considered to be material
					Financial information
Name of the entity	Place of business / Country of incorporation	Main activity	Common shares 1 vote		Share capital (nominal value)		(Loss) / profit for the year		Shareholders’ equity
Associates and joint ventures
New Lipstick	USA	Real estate	23,631,037	(*)	47	(*)	(1	)(*)	(51)
BHSA (1)	Argentina	Financial	436,780,922	(**)	1,500	(**)	54,205	(**)	637,787
BACS	Argentina	Financial	33,125,751	(**)	88	(**)	2,078	(**)	41,175
Nuevo Puerto Santa Fe	Argentina	Real estate	138,750		28		2,798		18,738
La Rural SA	Argentina	Organization of events	714,998	(**)	1	(**)	32,364	(**)	75,717
	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Net assets		% of ownership interest held	Interest in associate and joint venture	Goodwill and others	Book value
	06.30.2026
Associates
BHSA	2,732,324	1,207,912	3,269,047	17,083	654,106	(i)	29.12%	190,476	(35)	190,441
Joint ventures
Nuevo Puerto Santa Fe	2,740	26,632	2,025	8,610	18,737		50.00%	9,369	386	9,755
.
	06.30.2025
Associates
BHSA	2,358,673	2,268,697	3,992,329	14,148	620,893	(i)	29.12%	180,804	(2,064)	178,740
Joint ventures
Nuevo Puerto Santa Fe	6,093	26,844	1,803	9,193	21,941		50.00%	10,971	385	11,356
	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Dividend distribution	Cash of operating activities	Cash of investing activities	Cash of financing activities	Changes in cash and cash equivalents
	06.30.2026
Associates
BHSA	1,287,153	54,205	54,205	(14,022)	(14,690)	(1,523)	(15,801)	(32,014)
Joint ventures
Nuevo Puerto Santa Fe	9,072	2,798	2,798	(6,001)	4,214	(2,853)	(2,170)	(809)
.
	06.30.2025
Associates
BHSA	1,316,136	62,172	62,172	(95,300)	192,931	(3,555)	86,065	275,441
Joint ventures
Nuevo Puerto Santa Fe	8,407	7,175	7,175	(1,034)	4,042	(2,261)	(1,066)	715